Related Party Transactions and Direction and Coordination Activity (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Separate Consolidated Income Statement

The effects on the individual line items of the Group’s separate consolidated income statements for the years 2017, 2016 and 2015 are as follows:

Separate consolidated income statement line items 2017

		Related parties
	Total (a)	Controlling Entity	Associates, subsidiaries of associates and joint ventures	Other related parties (*)	Pension funds	Key managers	Total related parties (b)	% on line item (b/a)
	(millions of euros)
Revenues	19,828	—	3	115			118	0.6
Other income	523	—	4	4			8	1.5
Acquisition of goods and services	8,388	—	22	170			192	2.3
Employee benefits expenses	3,626	—	—	1	74	37	112	3.1
Finance income	1,808	—	—	45			45	2.5
Finance expenses	3,303	—	11	38			49	1.5

(*)	Vivendi group (excluding Vivendi) and Companies belonging to the group that it belongs to; other related parties both through directors, statutory auditors and key managers (or executive officers under US rules) and as participants in shareholders’ agreements pursuant to Article 122 of the Consolidated Law on Finance. According to Italian Rules, statutory auditors are considered related parties.

Separated consolidated income statement line items 2016

		Related parties
	Total (a)	Associates, subsidiaries of associates and joint ventures	Other related parties (*)	Pension funds	Key managers	Total related parties	Transactions of Discontinued Operations	Total related parties net of Discontinued Operations (b)	% on line item (b/a)
	(millions of euros)
Revenues	19,025	10	355			365	(23)	342	1.8
Other income	311		1			1		1	0.3
Acquisition of goods and services	7,793	21	231			252	(14)	238	3.1
Employee benefits expenses	3,106		2	83	36	121		121	3.9
Other operating expenses	1,083		1			1		1	0.1
Finance income	2,543		108			108		108	4.2
Finance expenses	3,450		114			114		114	3.3
Profit (loss) from Discontinued operations/Non-current assets held for sale	47	(1)	10			9

(*)	Other related parties both through directors, statutory auditors and key managers (or executive officers under US rules) and as participants in shareholders’ agreements pursuant to Article 122 of the Consolidated Law on Finance. According to Italian Rules, statutory auditors are considered related parties.

Separate consolidated income statement line items 2015

		Related parties
	Total (a)	Associates, subsidiaries of associates and joint ventures	Other related parties (*)	Pension funds	Key managers	Total related parties	Transactions of Discontinued Operations	Total related parties net of Discontinued Operations (b)	% on line item (b/a)
	(millions of euros)
Revenues	19,719	6	605			611	(187)	424	2.2
Other income	287		1			1		1	0.3
Acquisition of goods and services	8,532	39	323			362	(111)	251	2.9
Employee benefits expenses	3,589		15	86	14	115	(12)	103	2.9
Other operating expenses	1,491		1			1		1	0.1
Finance income	2,760		123			123		123	4.5
Finance expenses	5,281	5	92			97		97	1.8
Profit (loss) from Discontinued operations/Non-current assets held for sale	611	(13)	77			64

(*)	Other related parties both through directors, statutory auditors and key managers (or executive officers under US rules) and as participants in shareholders’ agreements pursuant to Article 122 of the Consolidated Law on Finance. According to Italian Rules, statutory auditors are considered related parties.

Summary of Consolidated Statement of Financial Position

The effects on the individual line items of the consolidated statements of financial position at December 31, 2017 and at December 31, 2016 are as follows:

Consolidated statement of financial position line items at December 31, 2017

		Related parties
	Total (a)	Controlling Entity	Associates, subsidiaries of associates and joint ventures	Other related parties (*)	Pension funds	Total related parties (b)	% on line item (b/a)
	(millions of euros)
Non-current financial assets	(1,768)					—
Securities other than investments (current assets)	(993)			(15)		(15)	1.5
Financial receivables and other current financial assets	(437)			(38)		(38)	8.7
Cash and cash equivalents	(3,575)					—
Current financial assets	(5,005)			(53)		(53)	1.1
Non-current financial liabilities	28,108			100		100	0.4
Current financial liabilities	4,756			163		163	3.4
Trade and miscellaneous receivables and other current assets	4,959		3	33		36	0.7
Trade and miscellaneous payables and other current liabilities	7,520		3	33	24	60	0.8

(*)	Vivendi group and Companies belonging to the group that it belongs to; other related parties both through directors, statutory auditors and key managers (or executive officers under US rules) and as participants in shareholders’ agreements pursuant to Article 122 of the Consolidated Law on Finance. According to Italian Rules, statutory auditors are considered related parties.

Consolidated statement of financial position line items at December 31, 2016

		Related parties
	Total (a)	Associates, subsidiaries of associates and joint ventures	Other related parties (*)	Pension funds	Total related parties	Transactions of Discontinued Operations	Total related parties net of Discontinued Operations (b)	% on line item (b/a)
	(millions of euros)
Non-current financial assets	(2,698)	(12)	(520)		(532)		(532)	19.7
Securities other than investments (current assets)	(1,519)		(110)		(110)		(110)	7.2
Financial receivables and other current financial assets	(389)		(22)		(22)		(22)	5.7
Cash and cash equivalents	(3,964)		(621)		(621)		(621)	15.7
Current financial assets	(5,872)		(753)		(753)		(753)	12.8
Non-current financial liabilities	30,469		912		912		912	3.0
Current financial liabilities	4,056		133		133		133	3.3
Trade and miscellaneous receivables and other current assets	5,426	9	127		136		136	2.5
Miscellaneous payables and other non-current liabilities	1,607		2		2		2	0.1
Trade and miscellaneous payables and other current liabilities	7,646	37	200	26	263		263	3.4

(*)	Other related parties both through directors, statutory auditors and key managers (or executive officers under US rules) and as participants in shareholders’ agreements pursuant to Article 122 of the Consolidated Law on Finance. According to Italian Rules, statutory auditors are considered related parties.

Summary of Consolidated Statement of Cash Flows

The effects on the relevant line items of the consolidated statements of cash flows for the years 2017, 2016 and 2015 are as follows:

Consolidated statement of cash flows line items 2017

		Related parties
	Total (a)	Controlling Entity	Associates, subsidiaries of associates and joint ventures	Other related parties (*)	Pension funds	Total related parties (b)	% on line item (b/a)
	(millions of euros)
Purchase of intangible and tangible assets on an accrual basis	5,769		135			135	2.3

(*)	Vivendi group and Companies belonging to the group that it belongs to; other related parties both through directors, statutory auditors and key managers (or executive officers under US rules) and as participants in shareholders’ agreements pursuant to Article 122 of the Consolidated Law on Finance. According to Italian Rules, statutory auditors are considered related parties.

Consolidated statement of cash flows line items 2016

		Related parties
	Total (a)	Associates, subsidiaries of associates and joint ventures	Other related parties (*)	Pension funds	Total related parties	Transactions of Discontinued Operations	Total related parties net of Discontinued Operations (b)	% on line item (b/a)
	(millions of euros)
Purchase of intangible and tangible assets on an accrual basis	5,108	159			159		159	3.1

(*)	Other related parties both through directors, statutory auditors and key managers (or executive officers under US rules) and as participants in shareholders’ agreements pursuant to Article 122 of the Consolidated Law on Finance. According to Italian Rules, statutory auditors are considered related parties.

Consolidated statement of cash flows line items 2015

		Related parties
	Total (a)	Associates, subsidiaries of associates and joint ventures	Other related parties (*)	Pension funds	Total related parties	Transactions of Discontinued Operations	Total related parties net of Discontinued Operations (b)	% on line item (b/a)
	(millions of euros)
Purchase of intangible and tangible assets on an accrual basis	6,720	160	22		182	(2)	180	2.7
Cash flows from (used in) Discontinued operations/Non-current assets held for sale	(19)		(2)		(2)

(*)	Other related parties both through directors, statutory auditors and key managers (or executive officers under US rules) and as participants in shareholders’ agreements pursuant to Article 122 of the Consolidated Law on Finance. According to Italian Rules, statutory auditors are considered related parties.

Summary of Employee Benefits Expenses

Separate consolidated income statements line items

	2017	2016	2015	Type of contract
	(millions of euros)
Employee benefits expenses				Contributions to pension funds
Fontedir	10	11	11
Telemaco	67	69	70
Other pension funds	(3)	3	5

Total employee benefits expenses	74	83	86

Consolidated statement of financial position line items

	As of December 31, 2017	As of December 31, 2016	Type of contract
	(millions of euros)
Trade and miscellaneous payables and other current liabilities			Payables for contributions to pension funds
Fontedir	3	4
Telemaco	21	21
Other pension funds	—	1

Total trade and miscellaneous payables and other current liabilities	24	26

Summary of Remuneration to Key Managers

In 2017, the total remuneration recorded on an accrual basis by TIM or by companies controlled by the Group in respect of key managers amounted to 37.0 million euros (36.1 million euros in 2016). The figure breaks down as follows:

	2017		2016		2015
	(millions of euros)
Short-term remuneration	10.4	(1)	13.1	(4)	11.4	(5)
Long-term remuneration	0.1	(2)	1.9
Employment termination benefit incentives	25.5		12.0	(5)
Share-based payments (*)	1.0	(3)	9.1	(6)	2.5	(7)

	37.0		36.1		13.9

(*)	These refer to the fair value of the rights, accrued to December 31, under the share-based incentive plans of TIM S.p.A. and its subsidiaries (2014/2016 Stock Option Plan, Special Award, and Stock Option Plans of the South American subsidiaries).

(1)	of which 1.6 million recorded by Latin American subsidiaries.

(2)	of which 0.1 million recorded by Latin American subsidiaries.

(3)	of which 1.0 million recorded by Latin American subsidiaries.

(4)	of which 1.1 million recorded by Latin American subsidiaries.

(5)	of which 0.6 million recorded by Latin American subsidiaries.

(6)	of which 0.2 million recorded by Latin American subsidiaries.

(7)	of which 0.4 million recorded by Latin American subsidiaries.

Entities with joint control or significant influence over entity [member]
Summary of Separate Consolidated Income Statement

Separate consolidated income statement line items

	2017	2016	2015	Type of contract
	(millions of euros)
Revenues
Asscom S.r.l.	1	1	—	Insurance brokerage
Italtel group	1	7	1	Provision of equipment rental, fixed and mobile telephone and outsourced communication services
NordCom S.p.A.	1	1	1	Fixed and mobile voice services, data network connections and outsourced, I.C.T. products and services
Teleleasing S.p.A. (in liquidation)	—	—	3	Sale of equipment and maintenance services
Other minor companies	—	1	1

Total revenues	3	10	6

Other income	4	—	—	Contributionsgoverned by partnership agreements and penalties with respect to the Italtel group.
Acquisition of goods and services
Italtel group	17	16	37	Supply and maintenance of switching equipment, software development and platforms upgrading, and customized products and services, as part of TIM offerings to the Italtel group customers, and extension of professional services for the new Multimedia Video Data Center for the provision of the TIM Vision service
NordCom S.p.A.	—	1	1	Supply and development of IT solutions, provision of customized services as part of TIM offerings to end customers, and rental expense for base transceiver station housing
Teleleasing S.p.A. (in liquidation)	—	—	1	Purchase of goods assigned under leasing arrangements with TIM customers
W.A.Y. S.r.l.	4	4	—	Supply and installation of geolocation equipment and provision of related technical support services within the TIM customer offering
Other minor companies	1	—	—

Totalacquisition of goods and services	22	21	39

Financeexpenses	11	—	5	Write-downof the financial receivable due from Alfiere. Interest expenses for equipment lease and finance leases with Teleleasing S.p.A.

Summary of Consolidated Statement of Financial Position

Consolidated statement of financial position line items

	As of December 31, 2017	As of December 31, 2016	Type of contract
	(millions of euros)
Non-current financial assets	—	12	Shareholder loans to Alfiere S.p.A

Trade and miscellaneous receivables and other current assets
Alfiere S.p.A.	1	—	Contracts for project management, administration, corporate and compliance services, and sundry chargebacks.
Italtel group	—	6	Provision of equipment rental, fixed and mobile telephone and outsourced communication services
W.A.Y. S.r.l.	1	1	Supply of fixed-line telephony, ICT and mobile services
Other minor companies	1	2

Total trade and miscellaneous receivables and other current assets	3	9

Trade and miscellaneous payables and other current liabilities
Italtel group	—	33	Supply transactions connected with investment and operations activities
Movenda S.p.A.	1	1	SIM-card supply and certification and functional development of IT platforms.
NordCom S.p.A.	—	1	Supply and development of IT solutions, provision of customized services as part of TIM offerings to end customers, and rental expense for base transceiver station housing
W.A.Y. S.r.l.	1	2	Supply and installation of geolocation equipment and related technical support services within the TIM customer offering
Other minor companies	1	—

Total trade and miscellaneous payables and other current liabilities	3	37

Summary of Consolidated Statement of Cash Flows

Consolidated statement of cash flows line items

	2017	2016	2015	Type of contract
	(millions of euros)
Purchase of intangible and tangible assets on an accrual basis
Italtel group	132	157	158	Purchases of telecommunications equipment
Movenda S.p.A.	2	2	1	Information technology services and licenses for Mobile Connect Cardlets
Other minor companies	1	—	1

Total purchase of intangible and tangible assets on an accrual basis	135	159	160

Other related parties [member]
Summary of Separate Consolidated Income Statement

The most significant amounts are summarized as follows:

Separate consolidated income statement line items

	2017	2016	2015	Type of contract
	(millions of euros)
Revenues
Generali group	12	47	109	Supply of telephone and data transmission services, peripheral data networks, connections, storage and telecommunications products and services
Intesa Sanpaolo group	31	64	68	Telephone services, MPLS data and international network, ICT services and Microsoft licenses, Internet connectivity and high-speed connections
Mediobanca group	4	7	6	Telephone services, sale of equipment, outsourced data network services, Internet accesses and software licenses.
RCS Media Group	—	2	1	Fixed-line telephony service
Telefonica group	67	235	421	Interconnection services, roaming, broadband access fees, supply of “IRU” transmission capacity and software
Other minor companies	1	—	—

Total revenues	115	355	605

Total other income	4	1	1	Generali group damage compensation

Acquisition of goods and services
CartaSi group	—	—	5	Commissions on collections and top-up services for prepaid mobile users.
Havas group	91	—	—	Purchase of media space on behalf of the TIM Group and, to a lesser extent, study and implementation of advertising campaigns
Generali group	7	21	25	Insurance premiums and property leases
Intesa Sanpaolo group	5	11	11	Factoring fees, fees for smart card top-ups/activation and commissions for payment of telephone bills by direct debit and collections via credit cards
Mediobanca group	1	1	1	Credit recovery activities
RCS Media Group	—	1	—	Provision of content and digital publishing services and fees for telephone top-up services
Telefonica group	57	188	279	Interconnection and roaming services, site sharing, co-billing agreements, broadband line sharing and unbundling
Vivendi group	9	8	1	Purchase of musical and television digital content (TIMmusic and TIMvision) and supply of D&P cloud-based games (TIMgames).
Other minor companies		1	1

Total acquisition of goods and services	170	231	323

Employee benefits expenses	1	2	15	Generali group insurance related to the work of personnel

Other operating expenses	—	1	1	Expenses for penalties and contractual breaches towards the Intesa Sanpaolo group

Other income (expenses) from investments	—	—	(4)	Loss related to the sale of Teleleasing S.p.A. to the Mediobanca group

Finance income
Intesa Sanpaolo group	27	83	96	Bank accounts, deposits and hedging derivatives
Mediobanca group	15	18	18	Bank accounts, deposits and hedging derivatives
Telefonica group	3	7	9	Finance leases

Total finance income	45	108	123

Finance expenses
Intesa Sanpaolo group	23	87	68	Term Loan Facility, Revolving Credit Facility, hedging derivatives, loans and bank accounts.
Mediobanca group	15	26	24	Term Loan Facility, Revolving Credit Facility and hedging derivatives
Telefonica group	—	1	—	Loss on sale of securities held in portfolio

Total finance expenses	38	114	92

Summary of Consolidated Statement of Financial Position

Consolidated statement of financial position line items

	As of December 31, 2017	As of December 31, 2016	Type of contract
	(millions of euros)
Non-current financial assets
Mediobancagroup	—	80	Hedging derivatives
FormerTelco Companies	—	440	Hedging derivatives, Finance lease

Total Non-current financial assets	—	520

Securities other than investments (current assets)
Mediobancagroup	15	81	Bonds
FormerTelco Companies	—	24	Bonds
Vivendigroup	—	5	Bonds

Total securities other than investments (current assets)	15	110

Financial receivables and other current financial assets
MediobancaGroup	38	1	Hedging derivatives
FormerTelco Companies	—	21	Hedging derivatives, Finance lease

Total financial receivables and other current financial assets	38	22	Hedging derivatives, loans, financing and finance lease

Cash and cash equivalents	—	621	Bank accounts and deposits.

Non-current financial liabilities
MediobancaGroup	100	364	Hedging derivatives, loans, financing and finance lease
FormerTelco Companies	—	548	Hedging derivatives and loans

Total Non-current financial liabilities	100	912

Current financial liabilities
MediobancaGroup	163	91	Hedging derivatives and loans
FormerTelco Companies	—	42	Current accounts, hedging derivatives and payables to other lenders

Total Current financial liabilities	163	133

Consolidated statement of financial position line items

	As of December 31, 2017	As of December 31, 2016	Type of contract
Trade and miscellaneous receivables and other current assets
Other Directors	3	—	Phone services and prepaid card recharges
Havas group	29	—	Purchase of media space on behalf of the TIM Group and, to a lesser extent, study and implementation of advertising campaigns.
Mediobanca Group	—	1	Telephone and MPLS data network services and sale of data devices and equipment for fixed and mobile networks.
Former Telco Companies	—	126	Supply of telephone and data transmission services, peripheral data networks, connections, storage, and telecommunications products and services Factoring services, supply of telephone, MPLS and international data network services, ICT services, Microsoft licenses, Internet connectivity and high-speed connections
Other minor companies	1	—

Total trade and miscellaneous receivables and other current assets	33	127

Miscellaneous payables and other non-current liabilities	—	2

Trade and miscellaneous payables and other current liabilities
Havas group	30	—	Purchase of media space on behalf of the TIM Group and, to a lesser extent, study and implementation of advertising campaigns
Mediobanca group	1	13	Credit recovery activities.
Former Telco Companies	—	183	Factoring fees, payable resulting from the collection of receivables sold, fees for smart card top-ups/activation and commissions for payment of telephone bills by direct debit and collections via credit cards
Vivendi group	2	4	Purchase of musical and television digital content (TIM MUSIC and TIM VISION)

Total trade and miscellaneous payables and other current liabilities	33	200

Summary of Consolidated Statement of Cash Flows

Consolidated statement of cash flows line items

	2017	2016	2015	Type of contract
	(millions of euros)
Purchase of intangible and tangible assets on an accrual basis	—	—	22	Acquisition of transmission capacity with the Telefónica group

Vivendi group [member]
Summary of Key Figures Taken from Latest Approved Financial Statements

42 Avenue de Friedland—PARIS

		12/31/2016
		(millions of euros)
STATEMENT OF FINANCIAL POSITION
Other non-current assets		20,196.0
Current assets		6,878.4
Prepaid expenses		9.5

TOTAL ASSETS		27,083.9

EQUITY		18,854.8
Share capital	7,079.0
Reserves	9,804.9
Retained earnings (Accumulated losses), including profit (loss) for the year	1,970.9
Provisions		809.3
Liabilities		7,392.5
Unrealized exchange gains		27.3

TOTAL EQUITY AND LIABILITIES		27,083.9

INCOME STATEMENT
Revenues		46.0
EBIT		(110.4)
Net financial income		862.1
Profit (loss) before extraordinary items and tax		751.7
Net extraordinary income		802.1
Income tax (expense)/return		55.7
Profit (loss) for the year		1,609.5